Exhibit 99.1

World Omni Auto Receivables Trust 2026-A

Monthly Servicer Certificate

March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	1,160,570,930.80	44,677
Yield Supplement Overcollateralization Amount 02/28/26	66,151,393.41	0
Receivables Balance 02/28/26	1,226,722,324.21	44,677
Principal Payments	47,516,439.59	1,399
Defaulted Receivables	382,746.57	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	62,834,523.33	0
Pool Balance at 03/31/26	1,115,988,614.72	43,269

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.08%
Prepayment ABS Speed	2.06%
Aggregate Starting Principal Balance	1,308,658,050.62	46,370

Delinquent Receivables:
Past Due 31-60 days	8,163,208.85	357
Past Due 61-90 days	2,151,635.48	78
Past Due 91-120 days	558,164.90	20
Past Due 121+ days	0.00	0
Total	10,873,009.23	455

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	250,327.83
Aggregate Net Losses/(Gains) - March 2026	132,418.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,043,897.53
Actual Overcollateralization	10,043,897.53
Weighted Average Contract Rate	5.89%
Weighted Average Contract Rate, Yield Adjusted	8.40%
Weighted Average Remaining Term	59.17

Flow of Funds	$ Amount
Collections	53,723,910.15
Investment Earnings on Cash Accounts	45,555.00
Servicing Fee	(1,022,268.60)
Transfer to Collection Account	-
Available Funds	52,747,196.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,500,246.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	128,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	15,587,177.70
(6) Class C Interest	67,398.33
(7) Noteholders' Third Priority Principal Distributable Amount	18,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,043,897.53
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,869,828.02

Total Distributions of Available Funds	52,747,196.55

Servicing Fee	1,022,268.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,181,210,000.00
Original Class B	37,110,000.00
Original Class C	18,550,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	1,150,125,792.42
Principal Paid	44,181,075.23
Note Balance @ 04/15/26	1,105,944,717.19

Class A-1
Note Balance @ 03/16/26	179,755,792.42
Principal Paid	44,181,075.23
Note Balance @ 04/15/26	135,574,717.19
Note Factor @ 04/15/26	50.8723141%

Class A-2a
Note Balance @ 03/16/26	291,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	291,000,000.00
Note Factor @ 04/15/26	100.0000000%

Class A-2b
Note Balance @ 03/16/26	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	125,000,000.00
Note Factor @ 04/15/26	100.0000000%

Class A-3
Note Balance @ 03/16/26	416,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	416,000,000.00
Note Factor @ 04/15/26	100.0000000%

Class A-4
Note Balance @ 03/16/26	82,710,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	82,710,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	37,110,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	37,110,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	18,550,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	18,550,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,696,293.30
Total Principal Paid	44,181,075.23
Total Paid	47,877,368.53

Class A-1
Coupon	3.81800%
Interest Paid	571,923.01
Principal Paid	44,181,075.23
Total Paid to A-1 Holders	44,752,998.24

Class A-2a
Coupon	3.71000%
Interest Paid	899,675.00
Principal Paid	0.00
Total Paid to A-2a Holders	899,675.00

Class A-2b
SOFR Rate	3.67223%
Coupon	3.98223%
Interest Paid	414,815.63
Principal Paid	0.00
Total Paid to A-2b Holders	414,815.63

Class A-3
Coupon	3.86000%
Interest Paid	1,338,133.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,338,133.33

Class A-4
Coupon	4.00000%
Interest Paid	275,700.00
Principal Paid	0.00
Total Paid to A-4 Holders	275,700.00

Class B
Coupon	4.16000%
Interest Paid	128,648.00
Principal Paid	0.00
Total Paid to B Holders	128,648.00

Class C
Coupon	4.36000%
Interest Paid	67,398.33
Principal Paid	0.00
Total Paid to C Holders	67,398.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9884251
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	35.7200637
Total Distribution Amount	38.7084888

A-1 Interest Distribution Amount	2.1460526
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	165.7826463
Total A-1 Distribution Amount	167.9286989

A-2a Interest Distribution Amount	3.0916667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.0916667

A-2b Interest Distribution Amount	3.3185250
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.3185250

A-3 Interest Distribution Amount	3.2166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2166667

A-4 Interest Distribution Amount	3.3333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3333333

B Interest Distribution Amount	3.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4666667

C Interest Distribution Amount	3.6333332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6333332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	352.80
Noteholders' Third Priority Principal Distributable Amount	419.86
Noteholders' Principal Distributable Amount	227.34

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	3,092,175.03
Investment Earnings	9,347.04
Investment Earnings Paid	(9,347.04)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	3,092,175.03
Change	-

Required Reserve Amount	3,092,175.03